UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-06707

Narragansett Insured Tax-Free Income Fund
(Exact name of Registrant as specified in charter)

380 Madison Avenue
New York, New York 10017
(Address of principal executive offices)  (Zip code)

Joseph P. DiMaggio
380 Madison Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end:  06/30/11

Date of reporting period:  12/31/11

FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

Semi-Annual Report
December 31, 2011

A tax-free income investment

Serving Rhode Island Investors For Two Decades Narragansett Insured Tax-Free Income Fund “Know Your Destination”

February, 2012

Dear Fellow Shareholder:

     With all the turmoil going on in the financial markets lately, many people are asking themselves, “Just where should I put my money?”

     While that would appear to be an important question to ask, we believe a more prudent question is, “What are you saving for?”

     If it were possible to know in advance just when to buy or sell a security to maximize profit, constantly switching your investment vehicle, trying to capture the latest trend, could very well be uncomplicated. Unfortunately, “timing” the market with any degree of consistency is nearly impossible.

     We have generally found that for the average investor switching continuously from one security to another in the management of his/her investment portfolio tends to be fruitless. Indeed, it may often prove to be an ill-advised exercise. With the degree of volatility inherent in the markets, missing an upturn or downturn could adversely affect your performance.

     We believe the most practical way for you to invest is to focus on your goals, your time frame for achieving these goals, and your risk tolerance, instead of concentrating on what the market is or isn’t doing on a short-term basis.

     As an investor in Narragansett Insured Tax-Free Income Fund, we think it’s important for you to focus on your ultimate destination – capital preservation and tax-free income – the key objective of your Fund.

     Since there may be many twists and turns on the road to financial health, what steps can you take to increase your odds of reaching your final destination safely?

•	Get assistance, if you need it – a financial professional can help answer your questions and get you going in the right direction.

•	Develop a map – where are you now? Where do you want to be? How long do you want to take to get there?

•	Make a plan and stick to it.

•	Periodically visit with your financial advisor to discuss your ongoing goals and circumstances.

NOT A PART OF THE SEMI-ANNUAL REPORT

•	Develop an asset allocation model – in other words, diversify and don’t put all of your eggs in one basket.

•	Rebalance your portfolio periodically in line with your goals and timeline.

•	Stay focused on the long-term. You won’t stress about the little bumps along the way as long as you are sure you are on the right road.

     But, there is more to investing in Narragansett Insured Tax-Free Income Fund than just capital preservation. If keeping what you have were your only objective, your piggy bank could serve as just an appropriate depository.

     Therefore, it should come as no surprise that another benefit that you gain from being an investor in Narragansett Insured Tax-Free Income Fund is monthly double tax-free income.

     To use an analogy, people who buy the Fund probably wouldn’t buy a cow hoping to sell it when its market price increases at some future date. They would buy the cow and keep it for its continuing stream of milk. In the case of Narragansett Insured Tax-Free Income Fund, the continuing stream is in the form of tax-free dividends.

     If capital preservation and tax-free income is your destination, your investment in Narragansett Insured Tax-Free Income Fund puts you on a path with a fund that seeks this investment objective. As long as your financial plan is a sound one and is in line with your goals, it may be best not to get off the road looking for a short-cut. Chances are, you just may get lost.

Sincerely,

Lacy B. Herrmann Founder and Chairman Emeritus	Diana P. Herrmann President

Consideration should be given to the risks of investing, including potential loss of value, market risk, interest rate risk, credit risk, and geographic concentration. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For certain investors, some dividends may be subject to Federal and state taxes.

NOT A PART OF THE SEMI-ANNUAL REPORT

NARRAGANSETT INSURED TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (27.6%)	and Fitch	Value

	Bristol, Rhode Island
$2,200,000	4.000%, 02/15/26 AGMC Insured	Aa2/AA-/NR	$2,358,840
2,500,000	4.375%, 02/15/29 AGMC Insured	Aa2/AA-/NR	2,692,025
	Coventry, Rhode Island
500,000	3.375%, 11/01/21 AGMC Insured	Aa3/NR/NR	519,290
	Cranston, Rhode Island
1,000,000	4.250%, 04/01/18 NPFG Insured	A1/A/A	1,091,830
1,000,000	4.250%, 04/01/19 NPFG Insured	A1/A/A	1,081,660
1,000,000	4.300%, 04/01/20 NPFG Insured	A1/A/A	1,074,860
250,000	5.000%, 02/15/22 AGMC Insured	Aa3/AA-/AA-	262,767
1,000,000	4.500%, 04/01/23 NPFG Insured	A1/A/A	1,072,850
250,000	5.000%, 02/15/24 AGMC Insured	Aa3/AA-/AA-	260,772
2,455,000	4.625%, 07/01/25 AGMC Insured	Aa3/AA-/NR	2,667,505
1,500,000	4.500%, 04/01/26 NPFG Insured	A1/A/A	1,568,775
990,000	4.750%, 07/01/28 AGMC Insured	Aa3/AA-/NR	1,063,062
750,000	4.300%, 07/01/30 2010 Series A AGMC Insured	Aa3/AA-/A	792,037
	Cumberland, Rhode Island
250,000	4.000%, 02/01/14 NPFG FGIC Insured	A1/A/NR	259,867
250,000	4.000%, 02/01/15 NPFG FGIC Insured	A1/A/NR	259,867
250,000	4.000%, 02/01/16 NPFG FGIC Insured	A1/A/NR	259,867
250,000	4.100%, 02/01/17 NPFG FGIC Insured	A1/A/NR	260,135
1,000,000	4.250%, 08/01/17 AGMC Insured	Aa3/AA-/NR	1,123,120
250,000	4.150%, 02/01/18 NPFG FGIC Insured	A1/A/NR	260,267
600,000	4.250%, 08/01/18 AGMC Insured	Aa3/AA-/NR	680,766
500,000	4.250%, 11/01/27 Series 2011 A	NR/A/NR	507,205
500,000	4.625%, 11/01/31 Series 2011 A	NR/A/NR	506,475
	East Providence, Rhode Island Refunding
2,500,000	4.550%, 05/15/30 AGMC Insured	Aa3/AA-/NR	2,577,050
	Hopkinton, Rhode Island
500,000	4.375%, 08/15/31	Aa3/NR/NR	527,900
	Lincoln, Rhode Island
1,000,000	4.500%, 08/01/24 NPFG Insured	Aa2/NR/AA	1,077,810
1,775,000	4.500%, 08/01/25 NPFG Insured	Aa2/NR/AA	1,895,753
2,000,000	4.500%, 08/01/26 NPFG Insured	Aa2/NR/AA	2,123,720

NARRAGANSETT INSURED TAX-FREE INCOME
FUND SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	New Shoreham, Rhode Island
$245,000	4.000%, 11/15/15 AMBAC Insured	NR/AA/NR	$250,686
255,000	4.250%, 11/15/16 AMBAC Insured	NR/AA/NR	261,439
270,000	4.250%, 11/15/17 AMBAC Insured	NR/AA/NR	276,701
910,000	4.800%, 04/15/18 AMBAC Insured	NR/AA/NR	918,681
285,000	4.500%, 11/15/18 AMBAC Insured	NR/AA/NR	292,581
1,105,000	5.000%, 04/15/22 AMBAC Insured	NR/AA/NR	1,114,116
	North Kingstown, Rhode Island
500,000	3.750%, 10/01/12 NPFG FGIC Insured	Aa2/AA/NR	512,685
	North Providence, Rhode Island
500,000	4.700%, 09/15/14 AGMC Insured	Aa3/AA-/NR	501,145
500,000	3.650%, 10/15/14 AGMC Insured	Aa3/AA-/NR	517,260
2,225,000	3.625%, 07/15/15 AGMC Insured	Aa3/AA-/NR	2,299,115
500,000	3.750%, 10/15/15 AGMC Insured	Aa3/AA-/NR	516,705
250,000	4.000%, 10/15/17 AGMC Insured	Aa3/AA-/NR	258,595
	Pawtucket, Rhode Island
910,000	4.000%, 04/15/14 AMBAC Insured	Baa2/NR/BBB-	916,825
1,950,000	4.500%, 07/15/26 AGMC Insured	Aa3/NR/NR	2,122,458
1,500,000	4.750%, 07/15/29 AGMC Insured	Aa3/NR/NR	1,630,365
	Providence, Rhode Island
500,000	5.000%, 07/15/14 AGMC Insured	Aa3/AA-/A	535,895
1,500,000	5.000%, 01/15/23 AGMC Insured Series 2010 A
	Refunding	Aa3/AA-/NR	1,661,835
1,500,000	5.000%, 01/15/26 AGMC Insured Series 2010 A
	Refunding	Aa3/AA-/NR	1,598,655
	State of Rhode Island
2,000,000	5.000%, 08/01/12 Series B NPFG Insured	Aa2/AA/AA	2,053,940
2,000,000	4.500%, 02/01/17 NPFG Insured	Aa2/AA/AA	2,138,920
2,000,000	5.250%, 11/01/17 FGIC Insured (pre-refunded)	Aa2/AA/NR	2,082,420
	Warwick, Rhode Island
250,000	4.125%, 07/15/13 AMBAC Insured (pre-refunded)	Aa3/AA-/NR	255,133
665,000	4.250%, 07/15/14 AMBAC Insured (pre-refunded)	Aa3/AA-/NR	679,091
700,000	4.375%, 07/15/15 AMBAC Insured (pre-refunded)	Aa3/AA-/NR	715,295
1,000,000	4.000%, 08/01/16 AGMC Insured Series 2008	Aa3/AA-/NR	1,115,700

NARRAGANSETT INSURED TAX-FREE INCOME
FUND SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	Warwick, Rhode Island (continued)
$770,000	4.600%, 07/15/17 AMBAC Insured (pre-refunded)	Aa3/AA-/NR	$787,741
1,015,000	4.000%, 08/01/17 AGMC Insured Series 2008	Aa3/AA-/NR	1,146,097
905,000	4.250%, 01/15/18 Syncora Guarantee, Inc. Insured	Aa3/AA-/NR	996,695
810,000	4.700%, 07/15/18 AMBAC Insured (pre-refunded)	Aa3/AA-/NR	829,084
855,000	4.750%, 07/15/19 AMBAC Insured (pre-refunded)	Aa3/AA-/NR	875,375
	West Warwick, Rhode Island
500,000	4.875%, 03/01/16 AMBAC Insured	Baa1/NR/BBB+	503,170
670,000	5.000%, 03/01/17 AMBAC Insured	Baa1/NR/BBB+	673,960
700,000	5.050%, 03/01/18 AMBAC Insured	Baa1/NR/BBB+	703,906
735,000	5.100%, 03/01/19 AMBAC Insured	Baa1/NR/BBB+	738,829
1,900,000	4.625%, 04/01/26 AGMC Insured	Aa3/NR/NR	2,064,673
1,400,000	4.750%, 04/01/29 AGMC Insured	Aa3/NR/NR	1,505,420
	Westerly, Rhode Island
900,000	4.000%, 07/01/17 NPFG Insured	Aa2/AA/NR	1,000,629
900,000	4.000%, 07/01/18 NPFG Insured	Aa2/AA/NR	993,609
	Woonsocket, Rhode Island
655,000	4.450%, 12/15/12 NPFG FGIC Insured	Ba1/NR/BBB-	655,020
685,000	4.550%, 12/15/13 NPFG FGIC Insured	Ba1/NR/BBB-	681,465
550,000	4.250%, 03/01/25 AMBAC Insured	Ba1/NR/BBB-	393,641
	Total General Obligation Bonds		68,601,630

	Revenue Bonds (68.3%)

	Development Revenue Bonds (10.3%)
	Providence, Rhode Island Redevelopment Agency
	Revenue Refunding Public Safety Building Project
2,000,000	4.750%, 04/01/22 AMBAC Insured Series A	Baa1/BBB/NR	1,953,900
1,000,000	5.000%, 04/01/28 Series A AMBAC Insured	Baa1/BBB/NR	950,800
	Rhode Island Convention Center Authority Revenue
	Refunding
2,000,000	5.000%, 05/15/21 AGMC Insured	Aa3/AA-/AA	2,168,920
4,000,000	5.000%, 05/15/23 AGMC Insured Series 2005 A	Aa3/AA-/AA	4,288,240
1,500,000	5.500%, 05/15/27 AGMC Insured Series A	Aa3/AA-/AA-	1,691,055

NARRAGANSETT INSURED TAX-FREE INCOME
FUND SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Development Revenue Bonds (continued)
	Rhode Island State Economic Development Corp.,
	Airport Revenue
$540,000	4.625%, 07/01/26 AGMC Insured Series B	Aa3/AA-/A-	$562,880
1,670,000	5.000%, 07/01/13 NPFG Insured Series C	A3/BBB+/A-	1,748,657
1,000,000	5.000%, 07/01/18 AGMC Insured Series C	Aa3/AA-/A-	1,137,970
1,500,000	5.000%, 07/01/22 NPFG Insured Series C	A3/BBB+/A-	1,572,285
	Rhode Island State Economic Development Corp.,
	Motor Fuel Tax Revenue (Rhode Island Department
	of Transportation)
1,000,000	4.000%, 06/15/15 Series A AMBAC Insured	A2/A+/A	1,025,730
2,385,000	4.700%, 06/15/23 Series 2003A AMBAC Insured	A2/A+/A	2,432,008
1,000,000	4.000%, 06/15/18 Series 2006A AMBAC Insured	A2/A+/A	1,051,090
	Rhode Island State Economic Development Corp.,
	(Rhode Island Airport Corp. Intermodal Facility
	Project)
1,000,000	4.250%, 07/01/17 CIFG Assurance North America,
	Inc. Insured	Baa1/BBB+/NR	1,041,880
	Rhode Island Economic Development Corp. (Rhode
	Island Department of Transportation)
1,500,000	5.250%, 06/15/21 AGMC Insured	Aa2/AA-/AA-	1,776,360
	Rhode Island State Economic Development Corp.,
	University of Rhode Island
750,000	4.900%, 11/01/12 Series 1999 AGMC Insured	Aa3/NR/NR	752,063
750,000	4.900%, 11/01/13 Series 1999 AGMC Insured	Aa3/NR/NR	752,108
750,000	5.000%, 11/01/14 Series 1999 AGMC Insured	Aa3/NR/NR	751,980
	Total Development Revenue Bonds		25,657,926

	Higher Education Revenue Bonds (20.6%)
	Rhode Island Health & Education Building Corp.,
	Brown University
2,500,000	4.750%, 09/01/33 Series 2003 A	Aa1/AA+/NR	2,560,675
1,000,000	4.750%, 09/01/37 Series 2003 A	Aa1/AA+/NR	1,021,670

NARRAGANSETT INSURED TAX-FREE INCOME
FUND SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Higher Education Revenue Bonds (continued)
	Rhode Island Health & Education Building Corp.,
	Bryant University
$1,000,000	5.125%, 06/01/19 AMBAC Insured	A2/A/NR	$1,012,780
1,115,000	4.500%, 12/01/27 Series 2011	A2/A/NR	1,149,141
1,455,000	4.750%, 12/01/29 Series 2011	A2/A/NR	1,506,114
1,000,000	5.000%, 12/01/30 Series 2011	A2/A/NR	1,046,900
1,425,000	5.000%, 12/01/31 Series 2011	A2/A/NR	1,480,233
	Rhode Island Health & Education Building Corp.,
	Higher Educational Facilities
1,010,000	3.625%, 09/15/14 Series 2003 B NPFG Insured	Baa2/BBB/NR	1,023,332
1,050,000	4.000%, 09/15/15 Series 2003 B NPFG Insured	Baa2/BBB/NR	1,071,903
1,040,000	4.000%, 09/15/16 Series 2003 B NPFG Insured	Baa2/BBB/NR	1,061,694
600,000	3.625%, 09/15/14 Series 2003 C NPFG Insured	Baa2/BBB/NR	608,418
500,000	4.000%, 09/15/15 Series 2003 C NPFG Insured	Baa2/BBB/NR	511,265
500,000	4.000%, 09/15/16 Series 2003 C NPFG Insured	Baa2/BBB/NR	511,265
5,000,000	5.000%, 09/15/30 AGMC Insured	Aa3/NR/NR	5,417,350
	Rhode Island Health & Education Building Corp.,
	Johnson & Wales University
465,000	5.500%, 04/01/15 Series 1999 A NPFG Insured	Baa2/BBB/NR	506,004
900,000	5.500%, 04/01/16 Series 1999 A NPFG Insured	Baa2/BBB/NR	988,515
785,000	5.500%, 04/01/17 Series 1999 A NPFG Insured	Baa2/BBB/NR	867,818
3,210,000	4.000%, 04/01/13 Series 2003 Syncora Guarantee,
	Inc. Insured**	NR/NR/NR*	3,297,280
500,000	5.250%, 04/01/14 Series 2003 Syncora Guarantee,
	Inc. Insured	NR/NR/NR*	518,455
2,000,000	4.000%, 04/01/14 Series 2003 Syncora Guarantee,
	Inc. Insured	NR/NR/NR*	2,043,460
1,500,000	5.000%, 04/01/29 NPFG Insured	Baa2/BBB/NR	1,447,785
	Rhode Island Health & Educational Building Corp.,
	Higher Education Facility, New England Institute
	of Technology
3,000,000	4.750%, 03/01/30 Series 2010 A	NR/A/A+	3,142,350

NARRAGANSETT INSURED TAX-FREE INCOME
FUND SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Higher Education Revenue Bonds (continued)
	Rhode Island Health & Educational Building Corp.,
	Higher Education Facility, Rhode Island School
	of Design
$250,000	4.400%, 06/01/15 NPFG Insured	A1/BBB/NR	$255,433
585,000	4.600%, 06/01/17 NPFG Insured	A1/BBB/NR	597,671
505,000	4.700%, 06/01/18 Series 2001 NPFG Insured	A1/BBB/NR	515,953
280,000	4.750%, 06/01/19 Series 2001 NPFG Insured	A1/BBB/NR	286,059
1,310,000	5.625%, 08/15/22 Syncora Guarantee, Inc. Insured
	Series D	A1/NR/NR	1,412,822
900,000	5.000%, 08/15/23 Syncora Guarantee, Inc. Insured
	Series D	A1/NR/NR	949,725
1,000,000	5.000%, 06/01/31 NPFG Insured	A1/BBB/NR	1,014,730
	Rhode Island Health & Educational Building Corp.,
	Higher Education Facility, University of Rhode
	Island Auxiliary Enterprise
2,000,000	5.000%, 09/15/30 Series 2010 B AGMC Insured	Aa3/AA-/NR	2,128,900
	Rhode Island Health & Educational Building Corp.,
	University of Rhode Island
800,000	5.000%, 09/15/23 Series 2003 C Refunding NPFG
	Insured	Baa2/BBB/NR	816,624
1,200,000	4.125%, 09/15/13 Series 2005 G AMBAC Insured	Aa3/A+/NR	1,255,584
1,000,000	4.500%, 09/15/26 Series 2005 G Refunding AMBAC
	Insured	Aa3/A+/NR	1,026,640
	Rhode Island Health & Education Facilities Authority,
	Providence College
1,000,000	4.250%, 11/01/14 Syncora Guarantee, Inc. Insured .	A2/NR/NR	1,037,850
2,500,000	4.375%, 11/01/15 Syncora Guarantee, Inc. Insured .	A2/NR/NR	2,599,725
2,500,000	4.500%, 11/01/16 Syncora Guarantee, Inc. Insured .	A2/NR/NR	2,603,000
1,000,000	4.500%, 11/01/17 Syncora Guarantee, Inc. Insured .	A2/NR/NR	1,038,650
1,000,000	5.000%, 11/01/24 Syncora Guarantee, Inc. Insured
	Series 2003 A	A2/NR/NR	1,033,730
	Total Higher Education Revenue Bonds		51,367,503

NARRAGANSETT INSURED TAX-FREE INCOME
FUND SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Hospital Revenue Bonds (3.8%)
	Rhode Island Health & Education Building Corp.,
	Lifespan Obligation
$2,500,000	5.000%, 05/15/20 Series A AGMC Insured	Aa3/AA-/NR	$2,696,500
5,000,000	5.000%, 05/15/26 Series A AGMC Insured	Aa3/AA-/NR	5,191,950
1,500,000	5.250%, 05/15/26 NPFG Insured	A3/BBB/NR	1,500,285
	Total Hospital Revenue Bonds		9,388,735

	Housing Revenue Bonds (5.5%)
	Rhode Island Housing & Mortgage Finance Corp.
	Home Funding
3,200,000	4.000%, 10/01/25 Series 2010 #3	Aa2/NR/NR	3,208,768
2,250,000	4.100%, 04/01/28 Series 2010 #3	Aa2/NR/NR	2,239,313
1,530,000	4.050%, 10/01/26 2011 Series 4	Aa2/NR/NR	1,557,112
1,000,000	4.200%, 10/01/28 2011 Series 4	Aa2/NR/NR	1,016,820
	Rhode Island Housing & Mortgage Finance Corp.
	Homeowner Opportunity
1,000,000	3.750%, 10/01/13 Series 50-A NPFG Insured	Aa2/AA+/NR	1,030,430
	Rhode Island Housing & Mortgage Finance Corp.
	Multi-Family Housing
2,500,000	4.625%, 10/01/25 Series 2010 A	Aaa/NR/NR	2,566,200
2,000,000	5.000%, 10/01/30 Series 2010 A	Aaa/NR/NR	2,047,320
	Total Housing Revenue Bonds		13,665,963

	Lease Revenue Bonds (1.2%)
	Rhode Island Certificates of Participation (Central
	Power Plant)
1,000,000	4.000%, 10/01/20 Series D AGMC Insured	Aa3/AA-/AA-	1,075,820
	Rhode Island Certificates of Participation (Kent
	County Court House Project)
250,000	5.000%, 10/01/22 NPFG Insured Series 2004	AAa3/AA-/AA-	264,733
	Rhode Island Certificates of Participation (School
	for the Deaf Project)
1,000,000	5.500%, 04/01/27 Series C 2009 AGMC Insured	Aa3/AA-/AA-	1,108,650
500,000	5.625%, 04/01/29 Series C 2009 AGMC Insured	Aa3/AA-/AA-	551,920
	Total Lease Revenue Bonds		3,001,123

NARRAGANSETT INSURED TAX-FREE INCOME
FUND SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Pollution Control Revenue Bonds (2.7%)
	Rhode Island Clean Water Finance Agency, Water
	Pollution Control Bonds
$1,490,000	5.000%, 10/01/18 Series B NPFG-IBC Insured
	(pre-refunded)	Aaa/NR/NR	$1,541,301
310,000	5.000%, 10/01/18 Series B NPFG-IBC Insured	Aaa/AAA/NR	319,405
4,765,000	4.375%, 10/01/21 Series 2002 B NPFG Insured	Aaa/AAA/AAA	4,864,493
	Total Pollution Control Revenue Bonds		6,725,199

	Secondary School Revenue Bonds (14.9%)
	Providence, Rhode Island Public Building Authority,
	School Projects
500,000	5.500%, 12/15/14 Series 1996 B NPFG Insured	Baa1/BBB/NR	501,480
500,000	5.500%, 12/15/15 Series 1996 B NPFG Insured	Baa1/BBB/NR	501,355
1,000,000	5.250%, 12/15/14 Series 1998 A AGMC Insured	Aa3/AA-/NR	1,003,060
685,000	5.000%, 12/15/18 Series 1998 A AGMC Insured	Aa3/AA-/NR	686,685
500,000	5.125%, 12/15/14 Series 1999 A AMBAC Insured	Baa1/BBB/NR	500,690
250,000	5.250%, 12/15/15 Series 1999 A AMBAC Insured	Baa1/BBB/NR	250,323
1,500,000	5.250%, 12/15/17 Series 1999 A AMBAC Insured	Baa1/BBB/NR	1,502,070
1,000,000	5.250%, 12/15/19 Series 1999 A AMBAC Insured	Baa1/BBB/NR	1,001,010
1,000,000	4.000%, 12/15/12 Series 2003 A NPFG Insured	Baa1/BBB/NR	1,019,460
1,000,000	4.000%, 12/15/13 Series 2003 A NPFG Insured	Baa1/BBB/NR	1,024,870
1,505,000	4.000%, 12/15/14 Series 2003 A NPFG Insured	Baa1/BBB/NR	1,534,438
1,570,000	4.000%, 12/15/15 Series 2003 A NPFG Insured	Baa1/BBB/NR	1,597,742
1,630,000	4.000%, 12/15/16 Series 2003 A NPFG Insured	Baa1/BBB/NR	1,652,967
3,000,000	4.500%, 05/15/27 Series A AGMC Insured	Aa3/AA-/NR	3,025,440
3,000,000	4.500%, 05/15/28 Series 2007 A AGMC Insured	Aa3/AA-/NR	3,018,330
2,000,000	4.500%, 05/15/26 Series 2007 A AGMC Insured	Aa3/AA-/NR	2,021,740
3,000,000	4.500%, 05/15/27 Series 2007 B AGMC Insured	Aa3/AA-/NR	3,025,440
3,000,000	4.500%, 05/15/28 Series 2007 C AGMC Insured	Aa3/AA-/NR	3,018,330
	Rhode Island Health & Education Building Corp.,
	Public School Financing Program - Chariho
	Regular School District
1,000,000	5.000%, 05/15/26 Series 2011B	Aa3/NR/NR	1,071,750

NARRAGANSETT INSURED TAX-FREE INCOME
FUND SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Secondary School Revenue Bonds (continued)
	Rhode Island Health & Education Building Corp.,
	Public School Financing
$1,000,000	5.000%, 05/15/17 Series 2006 A AGMC Insured	Aa3/AA-/NR	$1,110,520
500,000	5.000%, 05/15/20 Series 2007 A AGMC Insured	Aa3/NR/NR	556,495
1,500,000	4.250%, 05/15/21 Series A AGMC Insured	Aa3/NR/NR	1,601,520
2,000,000	4.375%, 05/15/22 Series A AGMC Insured	Aa3/NR/NR	2,128,300
1,000,000	4.250%, 05/15/21 Series 2007 B AGMC Insured	Aa3/AA-/NR	1,040,310
500,000	5.000%, 05/15/17 Series 2008 A AGMC Insured	Aa3/NR/NR	569,875
2,000,000	4.750%, 05/15/29 Series A AGMC Insured	Aa3/NR/NR	2,082,280
	Total Secondary School Revenue Bonds		37,046,480

	Student Loan Revenue (0.4%)
	State of Rhode Island Student Loan Authority
1,000,000	4.750%, 12/01/23 Senior Series 2010 B	NR/A+/A	1,036,940

	Transportation Revenue Bonds (1.9%)
	Rhode Island State Turnpike & Bridge Authority
1,600,000	4.625%, 12/01/27 Series 2010 A	NR/A-/A	1,677,920
2,000,000	5.125%, 12/01/35 Series 2010 A	NR/A-/A	2,077,420
1,000,000	5.000%, 12/01/35 Series 2010 A	NR/A-/A	1,033,350
	Total Transportation Revenue Bonds		4,788,690

	Water and Sewer Revenue Bonds (6.4%)
	Bristol County, Rhode Island Water Authority
750,000	5.250%, 07/01/17 Series 1997 A NPFG Insured	Baa2/BBB/NR	752,505
1,000,000	3.500%, 12/01/13 Series 2004 Refunding A NPFG
	Insured	Baa2/BBB/NR	1,028,460
	Bristol County, Rhode Island Water Authority
	(continued)
1,000,000	3.500%, 12/01/14 Series 2004 Refunding A NPFG
	Insured	Baa2/BBB/NR	1,030,680
	Kent County, Rhode Island Water Authority
500,000	4.000%, 07/15/12 Series 2002 A NPFG Insured	Baa2/A+/NR	509,185
1,055,000	4.150%, 07/15/14 Series 2002 A NPFG Insured	Baa2/A+/NR	1,070,477

NARRAGANSETT INSURED TAX-FREE INCOME
FUND SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2011 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Water and Sewer Revenue Bonds (continued)
	Narragansett, Rhode Island Bay Commission
	Wastewater System
$365,000	5.000%, 08/01/27 Series 2003 A NPFG Insured	Baa2/AA-/NR	$384,228
1,000,000	5.000%, 02/01/32 Series 2007 A NPFG Insured	NR/AA-/NR	1,047,810
4,230,000	5.000%, 08/01/35 Series A NPFG Insured	Baa2/AA-/NR	4,356,604
	Rhode Island Clean Water Protection Finance Agency
295,000	4.600%, 10/01/13 Series A AMBAC Insured	Aaa/NR/NR	295,847
325,000	4.750%, 10/01/14 Series A AMBAC Insured	Aaa/NR/NR	325,946
1,545,000	4.750%, 10/01/18 Series A AMBAC Insured	Aaa/NR/NR	1,549,527
1,010,000	5.400%, 10/01/15 1993 Series A NPFG Insured	Aaa/BBB/NR	1,102,819
500,000	4.750%, 10/01/20 1999 Series A AMBAC Insured	Aaa/NR/NR	501,340
	Rhode Island Water Resources Board Public Drinking
	Water Protection
1,500,000	4.000%, 03/01/14 Series 2002 NPFG Insured	Baa2/BBB/NR	1,505,445
595,000	4.250%, 03/01/15 Series 2002 NPFG Insured	Baa2/BBB/NR	597,088
	Total Water and Sewer Revenue Bonds		16,057,961

	Other Revenue Bonds (0.5%)
	State of Rhode Island Depositors Economic Protection
	Corp.
500,000	6.000%, 08/01/17 NPFG Insured ETM	NR/BBB/NR	552,400
250,000	5.750%, 08/01/21 Series A AGMC Insured ETM	NR/NR/NR*	328,498
215,000	6.375%, 08/01/22 Series A NPFG Insured ETM	NR/BBB/AAA	296,805
	Total Other Revenue Bonds		1,177,703
	Total Revenue Bonds		169,914,223
	Total Investments (cost $230,182,459-note 4)	95.8%	238,515,853
	Other assets less liabilities	4.2	10,372,340
	Net Assets	100.0%	$248,888,193

*
Any security not rated (NR) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO” or credit rating agency) has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

NARRAGANSETT INSURED TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2011 (unaudited)

Percent of
Portfolio Distribution By Quality Rating	Investments †
Aaa of Moody’s or AAA of S&P	5.7%
Pre-refunded bonds††/Escrowed to maturity bonds	3.7
Aa of Moody’s or AA of S&P or Fitch	53.6
A of Moody’s or S&P or Fitch	20.0
Baa of Moody’s or BBB of S&P or Fitch	14.5
Not Rated*	2.5
100.0%

† Where applicable, calculated using the highest rating of the three NRSROs.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS:

AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
CIFG - CDC IXIS Financial Guaranty
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
IBC - Insured Bond Certificates
NPFG - National Public Finance Guarantee
NR - Not Rated

See accompanying notes to financial statements.

NARRAGANSETT INSURED TAX-FREE INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2011 (unaudited)

ASSETS
Investments at value (cost $230,182,459)	$238,515,853
Cash	8,972,493
Interest receivable	2,597,201
Receivable for Fund shares sold	258,268
Other assets	38,958
Total assets	250,382,773
LIABILITIES
Dividends payable	734,006
Payable for Fund shares redeemed	655,140
Management fee payable	74,967
Distribution and service fees payable	3,845
Accrued expenses	26,622
Total liabilities	1,494,580
NET ASSETS	$248,888,193
Net Assets consist of:
Capital Stock - Authorized 80,000,000 shares, par value $0.01 per share	$231,821
Additional paid-in capital	240,520,439
Net unrealized appreciation on investments (note 4)	8,333,394
Accumulated net realized loss on investments	(254,306)
Undistributed net investment income	56,845
	$248,888,193

CLASS A
Net Assets	$153,737,060
Capital shares outstanding	14,319,746
Net asset value and redemption price per share	$10.74
Maximum offering price per share (100/96 of $10.74 adjusted to nearest cent)	$11.19

CLASS C
Net Assets	$23,698,650
Capital shares outstanding	2,207,636
Net asset value and offering price per share	$10.73
Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
during the first 12 months after purchase)	$10.73	*

CLASS I
Net Assets	$281,946
Capital shares outstanding	26,274
Net asset value, offering and redemption price per share	$10.73

CLASS Y
Net Assets	$71,170,537
Capital shares outstanding	6,628,411
Net asset value, offering and redemption price per share	$10.74

See accompanying notes to financial statements.

NARRAGANSETT INSURED TAX-FREE INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 2011 (unaudited)

Investment Income:

Interest income		$5,133,969

Expenses:

Management fee (note 3)	$616,942
Distribution and service fees (note 3)	238,339
Transfer and shareholder servicing agent fees (note 3)	61,837
Trustees’ fees and expenses (note 8)	60,595
Legal fees	50,401
Shareholders’ reports and proxy statements	23,233
Auditing and tax fees	11,695
Custodian fees (note 6)	11,418
Fund accounting fees	9,976
Registration fees and dues	8,606
Insurance	5,254
Chief compliance officer services (note 3)	2,271
Miscellaneous	22,042
Total expenses	1,122,609

Management fee waived (note 3)	(217,585)
Net expenses		905,024
Net investment income		4,228,945

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities transactions	63,793
Change in unrealized appreciation on investments	5,047,981

Net realized and unrealized gain (loss) on investments		5,111,774
Net change in net assets resulting from operations		$9,340,719

See accompanying notes to financial statements.

NARRAGANSETT INSURED TAX-FREE INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2011	Year Ended
	(unaudited)	June 30, 2011
OPERATIONS:
Net investment income	$4,228,945	$8,926,839
Net realized gain (loss) from securities transactions	63,793	309,501
Change in unrealized appreciation on investments	5,047,981	(3,966,060)
Change in net assets from operations	9,340,719	5,270,280

DISTRIBUTIONS TO SHAREHOLDERS (note 9):
Class A Shares:
Net investment income	(2,636,010)	(5,691,791)

Class C Shares:
Net investment income	(324,496)	(738,571)

Class I Shares:
Net investment income	(4,659)	(9,714)

Class Y Shares:
Net investment income	(1,254,990)	(2,507,629)
Change in net assets from distributions	(4,220,155)	(8,947,705)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	18,747,038	59,761,681
Reinvested dividends and distributions	1,503,189	4,080,843
Cost of shares redeemed	(18,189,217)	(43,872,777)
Change in net assets from capital share transactions	2,061,010	19,969,747
Change in net assets	7,181,574	16,292,322

NET ASSETS:
Beginning of period	241,706,619	225,414,297

End of period*	$248,888,193	$241,706,619

* Includes undistributed net investment income and distributions
in excess of net investment income of:	$56,845	$48,055

See accompanying notes to financial statements.

NARRAGANSETT INSURED TAX-FREE INCOME FUND NOTES
NOTES TO FINANCIAL STATEMENTS STATEMENTS(continued)
DECEMBER 31, 2011 (unaudited)

1. Organization

     Narragansett Insured Tax-Free Income Fund (the “Fund”), a non-diversified, open-end investment company, was organized on January 22, 1992 as a Massachusetts business trust and commenced operations on September 10, 1992. The Fund is authorized to issue 80,000,000 shares and, since its inception to May 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. On October 31, 1997, the Fund established Class I Shares which are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares may carry a distribution and a service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

NARRAGANSETT INSURED TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2011 (unaudited)

b)
Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2011:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs —
Municipal Bonds*	238,515,853
Level 3 – Significant Unobservable Inputs	—
Total	$238,515,853

* See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis.  Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

NARRAGANSETT INSURED TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2011 (unaudited)

e)
Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2008-2010) or expected to be taken in the Fund’s 2011 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On June 30, 2011, the Fund decreased additional paid-in capital by $105,406, decreased accumulated net realized loss on investments by $340 and increased undistributed net investment income by $105,746. These reclassifications have no effect on net assets or net asset value per share.

i)
Accounting pronouncements: In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

NARRAGANSETT INSURED TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2011 (unaudited)

Management is currently evaluating the impact these updates and amendments may have on the Fund’s financial statements.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager’s services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditor and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50 of 1% on the Fund’s net assets.

     Citizens Investment Advisors, a department of RBS Citizens, N.A. (the “Sub-Adviser”), serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund’s portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.23% on the Fund’s net assets.

     For the six months ended December 31, 2011, the Fund incurred management fees of $616,942 of which $217,585 was waived. The Manager has contractually undertaken to waive fees and/or reimburse Fund expenses so that total Fund expenses will not exceed 0.83% for Class A Shares, 1.68% for Class C Shares, 1.04% for Class I Shares or 0.68% for Class Y Shares. These expense limitations are in effect until October 31, 2012. Prior to October 31, 2012, the Manager may not terminate the arrangement without the approval of the Board of Trustees.

     Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

NARRAGANSETT INSURED TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2011 (unaudited)

b) Distribution and Service Fees:

     The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (“the Distributor”), including, but not limited to, any principal underwriter of the Fund with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts. The Fund makes payment of this distribution fee at the annual rate of 0.15% of the Fund’s average net assets represented by Class A Shares. For the six months ended December 31, 2011, distribution fees on Class A Shares amounted to $114,165, of which the Distributor retained $3,018.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C Shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s average net assets represented by Class C Shares and for the six months ended December 31, 2011, amounted to $92,920. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund’s average net assets represented by Class C Shares and for the six months ended December 31, 2011, amounted to $30,973. The total of these payments with respect to Class C Shares amounted to $123,893, of which the Distributor retained $24,573.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed, for any fiscal year of the Fund a rate (currently 0.20%) set from time to time by the Board of Trustees of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, the Fund has a Shareholder Services Plan under which it may pay service fees (currently 0.15%) of not more than 0.25% of the average annual net assets of the Fund represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the six months ended December 31, 2011, these payments were made at the average annual rate of 0.35% of such net assets amounting to $492 of which $281 related to the Plan and $211 related to the Shareholder Services Plan.

     Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Fund’s shares are sold primarily through the facilities of these intermediaries having offices within Rhode Island, with the bulk of any sales commissions inuring to such intermediaries. For the six months ended December 31, 2011, total commissions on sales of Class A Shares amounted to $214,429, of which the Distributor received $30,274.

NARRAGANSETT INSURED TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2011 (unaudited)

4. Purchases and Sales of Securities

     During the six months ended December 31, 2011, purchases of securities and proceeds from the sales of securities aggregated $14,556,123 and $19,959,000, respectively.

     At December 31, 2011, the aggregate tax cost for all securities was $230,134,680. At December 31, 2011, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $8,862,617 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $481,444 for a net unrealized appreciation of $8,381,173.

5. Portfolio Orientation

     Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Rhode Island, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Rhode Island and whatever effects these may have upon Rhode Island issuers’ ability to meet their obligations. To mitigate against such risks, the Fund has chosen to have at least 80% of its net assets insured as to timely payment of principal and interest when due by nationally prominent municipal bond insurance companies. As a matter of practice, insurers of municipal obligations provide insurance only on issues which on their own credit rating are of investment grade, i.e. within the top four credit ratings of the nationally recognized statistical rating organizations. At December 31, 2011, the Fund had approximately 87% of its net assets invested in securities that were insured. While such insurance is intended to protect against credit risks with portfolio securities, it does not insure against market risk of fluctuations in the Fund’s share price and income return. Furthermore, given recent downgrades of many of the insurers, there is no assurance that some of the insurers may be relied upon for payment (see note 11).

     The Fund is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Rhode Island income taxes. The general policy of the Fund is to invest in such securities only when comparable securities of Rhode Island issuers are not available in the market. At December 31, 2011, the Fund had all of its net assets invested in Rhode Island municipal issues.

6. Expenses

     The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

NARRAGANSETT INSURED TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2011 (unaudited)

7. Capital Share Transactions

     Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended
	December 31, 2011		Year Ended
	(unaudited)		June 30, 2011
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	918,494	$9,770,696	2,069,666	$22,007,849
Reinvested distributions	106,148	1,128,277	293,027	3,095,077
Cost of shares redeemed	(982,699)	(10,425,860)	(2,261,505)	(23,643,293)
Net change	41,943	473,113	101,188	1,459,633
Class C Shares:
Proceeds from shares sold	261,210	2,778,713	1,073,689	11,445,248
Reinvested distributions	16,109	171,198	42,990	453,549
Cost of shares redeemed	(389,698)	(4,150,596)	(893,747)	(9,385,248)
Net change	(112,379)	(1,200,685)	222,932	2,513,549
Class I Shares:
Proceeds from shares sold	–	–	2	20
Reinvested distributions	366	3,889	920	9,714
Cost of shares redeemed	(279)	(2,966)	(697)	(7,356)
Net change	87	923	225	2,378
Class Y Shares:
Proceeds from shares sold	582,415	6,197,629	2,464,854	26,308,564
Reinvested distributions	18,807	199,825	49,482	522,503
Cost of shares redeemed	(339,291)	(3,609,795)	(1,037,059)	(10,836,880)
Net change	261,931	2,787,659	1,477,277	15,994,187
Total transactions in Fund
shares	191,582	$2,061,010	1,801,622	$19,969,747

8. Trustees’ Fees and Expenses

     At December 31, 2011 there were 7 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended December 31, 2011 was $47,009. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the

NARRAGANSETT INSURED TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2011 (unaudited)

Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the six months ended December 31, 2011, such meeting-related expenses amounted to $13,586.

9. Securities Traded on a When-Issued Basis

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. Income Tax Information and Distributions

     The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Rhode Island income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund’s net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates.

     At June 30, 2011, the Fund had a capital loss carryover of $318,099 acquired in the acquisition of Ocean State Tax-Exempt Fund, which expires on June 30, 2016. Carryovers are available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that these losses are used to offset future realized capital gains, it is probable the gains so offset will not be distributed.

NARRAGANSETT INSURED TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2011 (unaudited)

Tax character of distributions:
	Year Ended June 30,
	2011	2010
Net tax-exempt income	$8,945,624	$7,655,881
Ordinary income	2,081	–
	$8,947,705	$7,655,881

As of June 30, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$220,547
Accumulated net realized loss	(318,099)
Unrealized appreciation	3,333,468
Other temporary differences	(220,547)
$3,015,369

The difference between book basis and tax basis undistributed income is due to the timing difference in recognizing dividends paid.

11. Ongoing Development

Since December 2007, the three major credit rating agencies (Standard & Poor’s, Moody’s and Fitch) downgraded or eliminated ratings of the majority of the municipal bond insurance companies due to loss of capital from investments in subprime mortgages. Only a few insurers are now deemed to be investment grade. Thus, while certain bonds have insurance, some are no longer rated based upon the ratings of their insurers. Furthermore, because the ability of many of the Fund’s insurers to pay claims has been downgraded, the protection of such insurance has been diminished, and there is no assurance that some of them may be relied upon for payment.

12. Recent Development

Recent headlines have detailed the struggles of a number of R.I. communities with respect to budgets and structural issues such as pension obligations. While similar issues are arising nationwide, R.I. has a larger per capita burden than many states. The city of Central Falls filed for Chapter 9 bankruptcy in August 2011 and, under control of the state-appointed receiver, has subsequently progressed towards fiscal stability through concessions from pensioners, unions, and vendors and other cost cutting measures. Central Falls is viewed as a test case not only for R.I. but other municipalities throughout the U.S., but may not be an option for other struggling R.I. communities, including Pawtucket, Woonsocket, East Providence, and more recently Providence, that have been forced to deal with their challenges during a jobless recovery. Budget items aside, pension and other post-employment benefits due to workers are real issues that need to be addressed. The Investment Sub-Adviser believes that, while, longer term, municipalities will weather the storm and bondholders will be paid, there may be some difficulty in the short term. Elected officials, including Gina Raimondo, State Treasurer, have sought to provide leadership to properly address the underlying issues. Recent downgrades notwithstanding, the road to recovery is expected to be long and not without its challenges but could lead Rhode Island to become a more efficient and effective state.

NARRAGANSETT INSURED TAX-FREE INCOME FUND
YEAR FINANCIAL HIGHLIGHTS 2010

For a share outstanding throughout each period

	Class A												Class C
	Six Months												Six Months
	Ended		Year Ended June 30,										Ended		Year Ended June 30,
	12/31/11												12/31/11
	(unaudited)		2011		2010		2009		2008		2007		(unaudited)		2011		2010		2009		2008		2007
Net asset value, beginning of period	$10.51		$10.64		$10.44		$10.39		$10.37		$10.34		$10.51		$10.64		$10.44		$10.39		$10.37		$10.34
Income (loss) from investment operations:
Net investment income	0.19	(1).	0.39	(1)	0.39	(1)	0.38	(1)	0.38	(1)	0.38	(2)	0.14	(1)	0.30	(1)	0.29	(1)	0.29	(1)	0.29	(1)	0.30	(2)
Net gain (loss) on securities (both realized and unrealized)	0.23		(0.13)		0.20		0.06		0.03		0.04		0.22		(0.13)		0.21		0.06		0.03		0.03
Total from investment operations	0.42		0.26		0.59		0.44		0.41		0.42		0.36		0.17		0.50		0.35		0.32		0.33
Less distributions (note 9):
Dividends from net investment income	(0.19)		(0.39)		(0.39)		(0.39)		(0.39)		(0.39)		(0.14)		(0.30)		(0.30)		(0.30)		(0.30)		(0.30)
Net asset value, end of period	$10.74		$10.51		$10.64		$10.44		$10.39		$10.37		$10.73		$10.51		$10.64		$10.44		$10.39		$10.37
Total return	3.98	%(3)(5)	2.48	%(3)	5.71	%(3)	4.30	%(3)	4.00	%(3)	4.10	%(3)	3.45	%(4)(5)	1.62	%(4)	4.81	%(4)	3.42	%(4)	3.12	%(4)	3.22	%(4)
Ratios/supplemental data
Net assets, end of period (in millions)	$154		$150		$151		$134		$105		$99		$24		$24		$22		$12		$11		$14
Ratio of expenses to average net assets	0.69	%(6)	0.62%		0.59%		0.60%		0.64%		0.68%		1.54	%(6)	1.47%		1.44%		1.45%		1.51%		1.53%

Ratio of net investment income to average net assets	3.48	%(6)	3.68%		3.63%		3.68%		3.63%		3.63%		2.63	%(6)	2.83%		2.75%		2.82%		2.76%		2.78%
Portfolio turnover rate	6	%(5)	9%		3%		6%		3%		2%		6	%(5)	9%		3%		6%		3%		2%

The expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	0.87	%(6)	0.84%		0.87%		0.90%		0.97%		1.03%		1.72	%(6)	1.69%		1.72%		1.75%		1.82%		1.88%
Ratio of net investment income to average net assets	3.30	%(6)	3.46%		3.35%		3.38%		3.29%		3.28%		2.46	%(6)	2.61%		2.47%		2.52%		2.45%		2.43%

The expense ratios after giving effect to the contractual expense cap and expenses offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.69	%(6)	0.62%		0.59%		0.59%		0.63%		0.68%		1.54	%(6)	1.47%		1.44%		1.44%		1.48%		1.53%
___________________
(1) Per share amounts have been calculated using the daily average shares method.
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Not reflecting sales charges.
(4) Not reflecting CDSC.
(5) Not annualized.
(6) Annualized.

See accompanying notes to financial statements.

NARRAGANSETT INSURED TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class I							Class Y
	Six Months							Six Months
	Ended		Year Ended June 30,					Ended		Year Ended June 30,
	12/31/11							12/31/11
	(unaudited)		2011	2010	2009	2008	2007	(unaudited)		2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.51		$10.63	$10.44	$10.39	$10.37	$10.34	$10.51		$10.64	$10.44	$10.39	$10.37	$10.34
Income from investment operations:
Net investment income	0.18	(1)	0.37 (1)	0.37 (1)	0.37 (1)	0.37 (1)	0.38 (2)	0.19	(1)	0.40 (1)	0.40 (1)	0.40 (1)	0.40 (1)	0.40 (2)
Net gain (loss) on securities (both realized and unrealized)	0.22		(0.12)	0.19	0.06	0.03	0.03	0.23		(0.13)	0.20	0.05	0.03	0.04
Total from investment operations	0.40		0.25	0.56	0.43	0.40	0.41	0.42		0.27	0.60	0.45	0.43	0.44
Less distributions (note 9):
Dividends from net investment income	(0.18)		(0.37)	(0.37)	(0.38)	(0.38)	(0.38)	(0.19)		(0.40)	(0.40)	(0.40)	(0.41)	(0.41)
Net asset value, end of period	$10.73		$10.51	$10.63	$10.44	$10.39	$10.37	$10.74		$10.51	$10.64	$10.44	$10.39	$10.37
Total return	3.81	%(3)	2.42%.	5 45%.	4 17%.	3 84%.	3 96%.	4 06	%. (3)	2 64%.	5 86%.	4 46%.	4 16%.	4 25%.
Ratios/supplemental data
Net assets, end of period (in millions)	$0.3		$0.3	$0.3	$0.3	$0.5	$0.8	$71		$67	$52	$50	$45	$34
Ratio of expenses to average net assets	0.84	%(4)	0.78%	0.74%	0.74%	0.81%	0.81%	0.54	%(4)	0.47%	0.44%	0.45%	0.51%	0.53%
Ratio of net investment income to average net assets	3.33	%.(4)	3.25%	3.49%	3.54%	3.47%	3.50%	3.63	%(4)	3.83%	3.78%	3.83%	3.75%	3.77%
Portfolio turnover rate	6	%(3)	9%	3%	6%	3%	2%	6	%(3)	9%	3%	6%	3%	2%

The expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	1.02	%(4)	1.00%	1.02%	1.04%	1.12%	1.15%	0.72	%(4)	0.69%	0.72%	0.75%	0.82%	0.87%
Ratio of net investment income to average net assets	3.15	%(4)	3.30%	3.20%	3.24%	3.16%	3.15%	3.45	%(4)	3.61%	3.49%	3.53%	3.44%	3.43%

The expense ratios after giving effect to the contractual expense cap and expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.84	%(4)	0.78%	0.74%	0.73%	0.77%	0.80%	0.54	%(4)	0.47%	0.44%	0.44%	0.47%	0.52%
___________________
(1) Per share amounts have been calculated using the daily average shares method.
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Not annualized.
(4) Annualized.

See accompanying notes to financial statements.

Analysis of Expenses (unaudited)

     As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on July 1, 2011 and held for the six months ended December 31, 2011.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Six months ended December 31, 2011

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	3.98%	$1,000.00	$1,039.80	$3.54
Class C	3.45%	$1,000.00	$1,034.50	$7.88
Class I	3.81%	$1,000.00	$1,038.10	$4.30
Class Y	4.06%	$1,000.00	$1,040.60	$2.77

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.69%, 1.54%, 0.84% and 0.54% for the Fund’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges (“CDSC”) with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended December 31, 2011

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021.67	$3.51
Class C	5.00%	$1,000.00	$1,017.39	$7.81
Class I	5.00%	$1,000.00	$1,020.91	$4.27
Class Y	5.00%	$1,000.00	$1,022.42	$2.75

(1)
Expenses are equal to the annualized expense ratio of 0.69%, 1.54%, 0.84% and 0.54% for the Trust’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Shareholder Meeting Results (unaudited)

     The Annual Meeting of Shareholders of Narragansett Insured Tax-Free Income Fund (the “Fund”) was held on November 20, 2011. The holders of shares representing 90% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).

1.	To elect Trustees.

	Dollar Amount of Votes:

Trustee	For	Withheld
Thomas A. Christopher	$217,696,924	$1,410,615
David A. Duffy	$218,034,823	$1,072,716
Diana P. Herrmann	$218,127,202	$980,338
Anne J. Mills	$217,726,238	$1,381,301
John J. Partridge	$218,034,823	$1,072,716
James R. Ramsey	$217,691,855	$1,415,674
Laureen L. White	$218,104,603	$1,002,925

2.	To ratify the selection of Tait, Weller & Baker LLP as the Fund’s independent registered public accounting firm.

Dollar Amount of Votes:

For	Against	Abstain
$215,558,492	$991,426	$2,557,621

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund’s portfolio holdings schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds.com. The Fund may also disclose other portfolio holdings as of a specified date (currently the Fund discloses its five largest holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2011 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code and no action on the part of shareholders is required.

     For the fiscal year ended June 30, 2011, $8,945,624 of dividends paid by Narragansett Insured Tax-Free Income Fund, constituting 99.98% of total dividends paid during the fiscal year ended June 30, 2011, were exempt-interest dividends.

     Prior to February 15, 2012, shareholders were mailed the appropriate tax form(s) which contained information on the status of distributions paid for the 2011 calendar year.

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement and the Sub-Advisory Agreement

     Aquila Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund pursuant to an Advisory and Administration Agreement (the “Advisory Agreement”). The Manager has retained Citizens Investment Advisors, a department of RBS Citizens, N.A. (the “Sub-Adviser”) to serve as the sub-adviser to the Fund pursuant to a Sub-Advisory Agreement between the Manager and the Sub-Adviser (the “Sub-Advisory Agreement”). In order for the Manager and the Sub-Adviser to continue to serve in their respective roles, the Trustees of the Fund must determine annually whether to renew the Advisory Agreement and the Sub-Advisory Agreement for the Fund.

     Contract review materials were provided to the Trustees in November 2011. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting. The Trustees considered the Advisory Agreement and the Sub-Advisory Agreement separately as well as in conjunction with each other to determine their combined effects on the Fund.

     At a meeting held in December, 2011, based on their evaluation of the information provided by the Manager and the Sub-Adviser, the Trustees of the Fund, including the independent Trustees voting separately, unanimously approved the renewal of each of the Advisory Agreement and the Sub-Advisory Agreement until December 31, 2012. In considering the renewal of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement or the Sub-Advisory Agreement.

The nature, extent, and quality of the services provided by the Manager and the Sub-Adviser.

     The Trustees considered the nature, extent and quality of the services that had been provided by the Manager and the Sub-Adviser to the Fund, taking into account the investment objectives and strategies of the Fund. The Trustees reviewed the terms of the Advisory Agreement and the Sub-Advisory Agreement.

     The Manager has retained the Sub-Adviser to provide investment management of the Fund’s portfolio. The Trustees reviewed the Sub-Adviser’s investment approach for the Fund. The Trustees considered the personnel of the Sub-Adviser who provide investment management services to the Fund. The Trustees noted the extensive experience of the Sub-Adviser’s co-portfolio managers, Messrs. Salvatore C. DiSanto and Jeffrey K. Hanna. The co-portfolio managers, based in Providence, Rhode Island, have provided local information regarding specific holdings in the Fund’s portfolio, a particular advantage as to holdings with less than the highest ratings from the rating agencies. The co-portfolio managers have also been available to and have met with the brokerage and financial planner community and with investors and prospective investors to provide them with information generally about the Fund’s portfolio, with which to assess the Fund as an investment vehicle for residents of Rhode Island in light of prevailing interest rates and local economic conditions.

     The Trustees considered that the Manager and the Sub-Adviser had provided all administrative and advisory services to the Fund that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Fund, given that it seeks to provide shareholders with as high a level of current income exempt from Rhode Island state and regular Federal income taxes as is consistent with preservation of capital.

     The Manager has additionally provided all administrative services to the Fund and provided the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees considered the nature and extent of the Manager’s supervision of third-party service providers, including the Fund’s shareholder servicing agent and custodian.

     Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Manager and the Sub-Adviser to the Fund were satisfactory and consistent with the terms of the Advisory Agreement and Sub-Advisory Agreement, as applicable.

The investment performance of the Fund and the Manager and the Sub-Adviser.

     The Trustees reviewed each aspect of the Fund’s performance and compared its performance with that of its competitors, its peer group (i.e., Morningstar single-state intermediate tax-free municipal bond funds nationwide), and its benchmark index, the Barclays Capital Quality Intermediate Municipal Bond Index. It was noted that the materials provided by the Manager indicated that the Fund had investment performance that lagged compared to that of its Morningstar peer group and its competitors and of its benchmark index with rates of return and distribution yield explained in part by the Fund’s generally higher-quality portfolio and generally shorter average maturities. The Trustees noted that, unlike the Fund’s returns, the performance of the benchmark index did not reflect any fees, expenses or sales charges. The Trustees also noted that the Fund was now the only Rhode Island state-specific tax-free municipal bond fund in the State. In addition, the group of competitive funds included funds whose investment objectives and risk profiles differed from that of the Fund. Furthermore, the Trustees noted that in the past year the Fund’s net asset value generally fluctuated modestly compared to its peer group. The Trustees considered these results to be consistent with the investment objectives of the Fund.

     The Trustees concluded that the performance of the Fund was satisfactory compared to that of the funds with differing investment characteristics when those differences were taken into account. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

The costs of the services to be provided and profits to be realized by the Manager and the Sub-Adviser and their affiliates from their relationship with the Fund.

     The information provided by the Manager in connection with renewal contained advisory fee and expense data for the Fund and its peer group. The Trustees considered that the Manager, not the Fund, paid the Sub-Adviser pursuant to the Sub-Advisory Agreement. The Trustees evaluated both the fee under the Sub-Advisory Agreement and the portion of the fee under the Advisory Agreement retained by the Manager. The materials also showed the profitability to the Manager and the Sub-Adviser of their services to the Fund, as well as the profitability to Aquila Distributors, Inc. (the “Distributor”) of distribution services provided to the Fund.

     The Board noted that the Manager and, in turn, the Sub-Adviser was currently waiving a portion of its fees and had been since the Fund’s inception. Additionally, it was noted that the Manager had contractually undertaken to waive fees and/or reimburse Fund expenses during the period November 1, 2011 through October 31, 2012 so that total Fund expenses would not exceed 0.83 of 1% for Class A Shares. The Manager had indicated that it intended to continue waiving fees as necessary in order that the Fund would remain competitive.

     The Trustees compared the advisory fee and expense data with respect to the Fund to similar data about other funds that they found to be relevant. The Trustees concluded that the advisory fee and expenses of the Fund were similar to and were reasonable as compared to those advisory fees and expenses being paid by the Fund’s Morningstar peer group and that the advisory and sub-advisory fees were reasonable in relation to the nature and quality of the services provided to the Fund by the Manager and the Sub-Adviser.

     The Trustees considered information provided by the Manager regarding the profitability of the Manager with respect to the services provided by the Manager to the Fund, including the methodology used by the Manager in allocating certain of its costs to the services provided to the Fund. The Trustees noted that the Distributor did not derive profits from its relationship with the Fund. The Trustees concluded that profitability to the Manager with respect to advisory services provided to the Fund did not argue against approval of the fees to be paid under the Advisory Agreement.

     The Trustees also considered information provided by the Sub-Adviser regarding the profitability of the Sub-Adviser with respect to the sub-advisory services provided by the Sub-Adviser to the Fund. The Trustees concluded that the profitability of the Sub-Adviser with respect to sub-advisory services provided to the Fund did not argue against approval of the fees to be paid under the Sub-Advisory Agreement.

The extent to which economies of scale would be realized as the Fund grows.

     Data provided to the Trustees showed that the Fund’s asset size had declined during the past year due to the turmoil in the municipal bond market. Additionally, the Trustees noted that the Manager continued to waive a portion of its fees. Evaluation of this factor indicated to the Trustees that the Advisory Agreement and Sub-Advisory Agreement should be renewed without the addition of breakpoints at this time.

Benefits derived or to be derived by the Manager and the Sub-Adviser and their affiliates from their relationships with the Fund.

     The Trustees observed that, as is generally true of most fund complexes, the Manager and Sub-Adviser and their affiliates, by providing services to a number of funds or other investment clients including the Fund, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that could produce efficiencies and increased profitability for the Manager and Sub-Adviser and their affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

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Founders
Lacy B. Herrmann, Chairman Emeritus
Aquila Management Corporation

Manager
AQUILA INVESTMENT MANAGEMENT LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

Investment Sub-Adviser
CITIZENS INVESTMENT ADVISORS,
A DEPARTMENT OF RBS CITIZENS, N. A.
One Citizens Plaza
Providence, Rhode Island 02903

Board of Trustees
David A. Duffy, Chair
Thomas A. Christopher
Diana P. Herrmann
Anne J. Mills
John J. Partridge
James R. Ramsey
Laureen L. White

Officers
Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President and Secretary
Marie E. Aro, Senior Vice President
Stephen J. Caridi, Senior Vice President
Paul G. O’Brien, Senior Vice President
Robert S. Driessen, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer

Distributor
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

Transfer and Shareholder Servicing Agent
BNY MELLON
4400 Computer Drive
Westborough, Massachusetts 01581

Custodian
JPMORGAN CHASE BANK, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240

Further information is contained in the Prospectus,
which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FORCLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENTCOMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b)  There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

NARRAGANSETT INSURED TAX-FREE INCOME FUND

By:	/s/ Diana P. Herrmann
President and Trustee March 5, 2012

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer March 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann President and Trustee March 5, 2012

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer March 5, 2012

NARRAGANSETT INSURED TAX-FREE INCOME FUND

EXHIBIT INDEX

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.